Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	(34.00%)
Operating Loss Carryforwards	$ 0
Available-for-sale Securities, Gross Unrealized Gains		802,000
Internal Revenue Service (IRS) [Member]
Percentage of taxable income before bad debt deduction allowed by New York State	8.00%
Bad Debt Reserve forTax Purposes of Qualified Lender	1,981,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	612,000
Operating Loss Carryforwards		602,000
Operating Loss Carryforwards, Expiration Date		Dec. 31, 2032
Operating Loss Carryforwards, Valuation Allowance		0
State and Local Jurisdiction [Member]
Percentage of taxable income before bad debt deduction allowed by New York State	32.00%
Bad Debt Reserve forTax Purposes of Qualified Lender	4,100,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	369,000
Operating Loss Carryforwards		834,000
Operating Loss Carryforwards, Expiration Date		Dec. 31, 2032
Operating Loss Carryforwards, Valuation Allowance		$ 0